SHORT TERM AND LONG TERM DEBT (Term Note) (Details) (USD $)		1 Months Ended
	Dec. 11, 2009	Aug. 31, 2011 Stand-By Term Note [Member] Rbs Citizens [Member]	Dec. 31, 2012 Stand-By Term Note [Member] Rbs Citizens [Member]	Dec. 31, 2011 Stand-By Term Note [Member] Rbs Citizens [Member]	Oct. 08, 2010 Stand-By Term Note [Member] Rbs Citizens [Member]
Debt Instrument [Line Items]
Line of credit, maximum borrowing amount	$ 1,000,000				$ 450,000
Interest rate additional rate above LIBOR	2.00%	3.00%	3.21%
Debt instrument, term		5 years
Credit facility, amount outstanding			$ 40,819	$ 51,467